TAXES ON INCOME (Schedule of Income (Loss) Before Income Taxes) (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Domestic	$ (1,200,415)	$ (199,107)
Loss Before Income Taxes	(21,088,584)	(235,441)	$ (1,138,102)	$ (386,023)
Mer Telemanagement Solutions Ltd [Member]
Domestic			(320,000)	(217,000)	$ (803,000)
Foreign			(1,783,000)	29,000	(37,000)
Loss Before Income Taxes	$ (964,000)	$ (768,000)	$ (2,103,000)	$ (188,000)	$ (840,000)